Balance Sheet Components - Cash and Cash Equivalents (Details) - Cash and Cash Equivalents - Geographic Concentration Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United Kingdom
Cash and Cash Equivalents [Line Items]
Concentration risk	77.00%	97.00%	96.00%
United States
Cash and Cash Equivalents [Line Items]
Concentration risk	21.00%	3.00%	3.00%
Other
Cash and Cash Equivalents [Line Items]
Concentration risk	1.00%	0.00%	1.00%